Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Income (loss) before income taxes
Domestic	$ 500.7	$ 827.4	$ 791.9
Foreign	22.3	22.3	25.4
Income Before Income Taxes	$ 523.0	$ 849.7	$ 817.3